--------------------------------------------------------------------------------

                                             SEMI-ANNUAL REPORT, December 31, 1996
                 [LOGO]                             CAPPIELLO-RUSHMORE TRUST
                                            4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                (800) 622-1386   (301) 657-1510

--------------------------------------------------------------------------------

Dear Fellow Investor:

    The year 1996 witnessed a continuation of the uptrend in stocks with the Standard & Poor's 500 Index reflecting a total return of 22.96%. The catalyst for the overall rise in prices was basically better than expected corporate earnings against a backdrop of low inflation and relatively low interest rates. It was a "Goldilocks Economy" -- not too hot, not too cold, but just right, with remarkably few excesses in a nurturing climate of business optimism. Beneath the surface of the rising tide of prices was substantial price volatility. The market break in July, particularly in over-the-counter stocks, was one prominent example. Further, there was relentless sector rotation as group after group was bid up in price and subsequently sold off from aggressive portfolios: the health care stocks in early Spring, the high-tech stock crash in the Summer resulting in a near 20% decline in the NASDAQ, and most recently (late last Fall) the rise in energy related stock.

    Overall, the market gains in 1996 masked two sharply divergent trends. The first half of the year was primarily a small-capitalization market and the second half (beginning at the bottom of the sharp market correction in July) was essentially a big capitalization market as the large "Blue Chip" stocks took off, leaving the smaller stocks behind.

    Unlike 1995, the Cappiello-Rushmore Funds' investment performance in 1996 lagged the market indices in varying degrees as follows:
--------------------------------------------------------------------------------

                               TOTAL RETURN 1996

                      JANUARY 1, 1996 -- DECEMBER 31, 1996

Cappiello-Rushmore Growth                                              + 7.21%
Cappiello-Rushmore Emerging Growth                                     + 2.03%
Cappiello-Rushmore Gold                                                - 6.33%
Cappiello-Rushmore Utility Income                                      + 4.38%

*****************************************************************************

Standard & Poor's 500 Index                                           + 22.96%
Philadelphia Exchange Gold & Silver Index (XAU)                        - 3.05%

THE S&P 500 IS AN UNMANAGED INDEX AND, UNLIKE THE FUNDS, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.
--------------------------------------------------------------------------------

    The Growth Fund's performance, up 7.21%, reflected our focus on "value" growth as opposed to the "Blue Chip" growth stocks that were in vogue last year (General Electric, Proctor & Gamble, Gillette, Microsoft). Our approach to stock selection is to search out earnings growth while minimizing risk in the portfolio by restraining the price paid for securities. Our bottom-up selection process starts with a business analysis and ends with an evaluation of price and value. The companies we usually buy in the mid-to-large cap sectors may not be household names, but companies like Federated Department Stores, Inc. WTS C, General Motors Corp. Class H, and Reynolds & Reynolds, Co. Though "Blue Chip" growth stocks have been strong, our view is that they are already heavily owned by institutions at high prices. It is doubtful if there are any large-cap growth funds that don't own Microsoft, Intel, Cisco, Gillette or General Electric in size. The danger here is that once the relative performance of these stocks flatten, they will be deserted by their institutions for something more popular. Recently, we've been encouraged by the rising interest and performance in energy stocks (20.8% of the portfolio) last Fall and the growing interest in retailing stocks (16.9% of the portfolio).

    The Emerging Growth Fund was up 2.03% last year despite the difficult environment for small capitalization stocks, generally. Small cap stocks were in a rising market in the first five months of the year but as was noted, the sharp sell-off in the Summer effectively erased most profits in just nine weeks and emerging growth stocks never recovered their price momentum. While the major market averages (the Dow Industrials and the S&P 500) moved up strongly in the Fall, particularly in the last quarter, emerging growth lagged the market.

    Nevertheless, we believe the stage has been set for an improved small capitalization stock climate. There are few if any speculative excesses in the small cap sector, and yet earnings growth is intact and selling at reasonable valuation on a relative basis when compared to their larger Blue Chip brethren. We continue to be positioned in the fastest growth sectors of the economy such as drug and hospital supplies (14.27% of the portfolio) and electronic and equipment (21.24% of the portfolio).

    The Utility Income Fund was 4.38% on a total return basis. Since our focus in the Fund has been to achieve a higher than average yield, we are happy to report that the current yield (as of 1/31/97) is 5.9%, one of the highest yields in the utility mutual fund universe according to MUTUAL FUNDS MAGAZINE. Additionally, we continue to diversify in the utility sector with recent purchases of telephone stocks as well as natural gas companies.

    The Gold Fund recorded a 6.33% decline in total return. Unhappily, this mirrors the depressed price of gold bullion which drifted lower most of the year. We have had, for reasons of diversification, to go beyond the major gold mining companies since the Fund cannot carry outsized weightings (purchases beyond 5% of the total assets in the portfolio). This has forced us to seek diversification beyond North America. The gold and silver sector (XAU, our benchmark) on the other hand, does have the ability to overemphasize positions; for example, Placer Dome, Inc. represents 25% of the total index and Barrick Gold Corp. 37%. Nevertheless, we continue to search for value, for companies possessing unique mining or reserve capabilities that will offset the declining price of gold.

    In our opinion, while gold doesn't fit the current optimistic view of the world economy, we believe that there is sufficient support for gold as an insurance policy in case things go wrong in the world. Gold has had this insurance role for thousands of years and we see no end to this investment approach. Further, ever-increasing jewelry demand on a global basis remains one significant positive.

                           THE ECONOMY AND THE MARKET

    Our overall view of the U.S. economy for 1997 is that it will continue to expand at a moderate pace (2 1/2 - 3% growth in GDP) with inflation not a serious threat (probably 3% or less). Interest rates in terms of the 30 year Treasury Bond will range between 6% and 7 1/4% with rates probably retreating to the 6% level in the Fall.

    Against this economic backdrop of moderate, sustainable economic growth, a sound financial system, low inflation, benign interest rates, rising profits, and a massive flow of funds into equities, we have a Republican Congress with a Democratic President that is expected to avoid risky fiscal activism and experimentation.

    Accordingly, it appears we have the conditions for a continuation of the bull market. Any change in any of the foregoing factors could cause change in investor psychology or in the economy with a resultant stock decline.

    Now entering its seventh year of rising stock prices, the current bull market is facing more imponderables and problems than ever before. Further, after more than six years of rising prices, and based on 1997 earnings projections, the stock market (in terms of the Dow 30 and S&P 500) appears to be, at minimum, fairly priced. The key to further price gains this year will be the performance of the economy; our estimate of economic fundamentals indicate a growth about the same as last year but with the rising possibility of wage pressures which could reflect a mild rise in rates. We continue to be bullish but only mildly so. Further, we expect a modest corporate earnings increase overall but no general rise in price earnings multiples that were a major factor in stock prices last year. Thus, in the months ahead, we expect more volatility in stocks, with this being a year where individual stocks will be the key to portfolio success rather than sector or big Blue Chip investing. The year 1996 was a year for large company stocks and particularly for large company growth stocks. The biggest 50 companies, by market capitalization, in the S&P 500 Stock Index, had an average price rise of over 24% in 1996, while the other 450 stocks averaged a 16% gain. After underperforming for most of 1996, we believe this latter group will outperform in 1997. We believe the best values for stock selections will be found in the energy sector (oil and oil drilling), as well as some of the more battered retail stocks.

    As long term investors we acknowledge that this economy and stock market are different. This continues to be an economy with no obvious excesses and subdued inflation with an important but still immeasurable contribution from the emerging information revolution. Further, business reorganization and rising productivity have made U.S. corporations power houses of efficiency and productivity. Their major competitors in Japan and Germany as well as the rest of Europe are looking to emulate the U.S. in terms of work force and workplace changes, but they have a long way to go.

    Finally, the appetite for stocks by the public continues unabated: approximately $165-170 billion in cash flowed into U.S. stock funds in 1996. While it will be hard to duplicate similar flows in 1997, the long term trend is clearly up over the next few years as baby boomers continue to invest for retirement with concentration on stocks. Further, we believe the solution to the Social Security problem will be some form of semi-privatization of the system over the next few years which could, over the long term, represent another significant cash flow into the stock market.

                                                     [SIGNATURE]

                                            Frank A. Cappiello
                                            Chairman
                                            Cappiello-Rushmore Trust
                                            February 3, 1997

DECEMBER 31, 1996                                       CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS

UTILITY INCOME FUND

------------------------------------------------------
                                               MARKET VALUE
SHARES                                             (NOTE 1)

-----------------------------------------------------------
COMMON STOCKS
GAS & ELECTRIC -- 68.40%
   15,000  Allegheny Power Systems, Inc.      $     455,625
   20,000  Central and South West Corp.             512,500
   20,000  CMS Energy Corp.                         672,500
   17,000  DTE Energy Co.                           550,375
   19,000  Interstate Power Co.                     551,000
   25,000  Long Island Lighting Co.                 553,125
   12,000  Peoples Energy Corp.                     406,500
   20,000  Potomac Electric Power Co.               515,000
   14,500  Public Service Co. of Colorado           563,688
   24,000  Southern Co.                             543,000
   20,000  TNP Enterprises, Inc.                    547,500
   16,000  Union Electric Co.                       616,000
   18,000  United Illuminating Co.                  564,750
   30,000  Washington Water Power Co.               558,750
                                              -------------
                                                  7,610,313
                                              -------------
NATURAL GAS DISTRIBUTION -- 5.69%
   28,000  Washington Gas Light Co.                 633,500
                                              -------------
TELEPHONE -- 17.95%
   22,000  Alltel Corp.                             690,250
   11,000  Nynex Corp.                              529,375
   20,000  Southern New England
             Telecommunications Corp.               777,500
                                              -------------
                                                  1,997,125
                                              -------------
TOTAL COMMON STOCKS -- 92.04%
  (COST $8,960,898)                              10,240,938
                                              -------------
CONVERTIBLE PREFERRED -- 6.34%
   15,500  Sea Containers, Ltd. Conv. Pfd.
             $4.00 (Cost $697,840)                  705,250
                                              -------------
MUTUAL FUNDS -- 1.62%
  179,871  Fund for Government Investors
             (Cost $179,871)                        179,871
                                              -------------
TOTAL INVESTMENTS -- 100.00%
  (COST $9,838,609)                           $  11,126,059
                                              -------------
                                              -------------

GROWTH FUND

------------------------------------------------------
                                           MARKET VALUE
SHARES                                         (NOTE 1)

-------------------------------------------------------
COMMON STOCKS
BEVERAGES -- SOFT DRINKS -- 4.18%
   20,000  Coca-Cola Co.                  $   1,052,500
                                          -------------
COMPUTER AND BUSINESS
  EQUIPMENT -- 4.10%
   75,000  Tandem Computers, Inc.*            1,031,250
                                          -------------
COMPUTER SOFTWARE INFORMATION
  PROCESSING -- 12.88%
   90,000  Amdahl Corp.*                      1,091,250
   29,600  Reynolds & Reynolds Co.              769,600
   28,000  Shared Medical Systems Corp.       1,379,000
                                          -------------
                                              3,239,850
                                          -------------
DIVERSIFIED ELECTRONICS -- 11.06%
    7,000  3COM Corp.*                          513,625
   20,000  General Motors Corp., Class H      1,125,000
  155,000  Gulf Canada Resources Ltd.*        1,143,125
                                          -------------
                                              2,781,750
                                          -------------
FINANCIAL -- 20.44%
   15,000  American Express Co.                 847,500
   50,000  Charles Schwab Corp.               1,600,000
   19,000  Franklin Resources, Inc.           1,299,125
   15,000  Student Loan Marketing
             Association                      1,396,875
                                          -------------
                                              5,143,500
                                          -------------
MERCHANDISING -- 11.17%
   25,000  Albertsons, Inc.                     890,625
  140,000  National Media Corp.*                980,000
  221,100  Service Merchandise Co.,
             Inc.*                              939,675
                                          -------------
                                              2,810,300
                                          -------------
OIL AND GAS -- 8.64%
   19,400  Ensco International, Inc.*           940,900
   23,700  Nuevo Energy Co.*                  1,232,400
                                          -------------
                                              2,173,300
                                          -------------

*NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                       CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

GROWTH FUND (CONTINUED)

------------------------------------------------------
                                           MARKET VALUE
SHARES                                         (NOTE 1)

-------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL AND GAS SERVICES -- 6.98%
    6,000  Schlumberger Ltd.              $     599,250
   50,000  Varco International, Inc.*         1,156,250
                                          -------------
                                              1,755,500
                                          -------------
PERSONAL PRODUCTS -- 2.49%
   20,300  Nu Skin Asia Pacific, Inc.*          626,762
                                          -------------
TRANSPORTATION -- 7.45%
   41,932  KLM Royal Dutch Airlines           1,168,855
   35,250  Pittston Burlington Group            705,000
                                          -------------
                                              1,873,855
                                          -------------
TOTAL COMMON STOCKS - 89.39%
  (COST $17,396,318)                         22,488,567
                                          -------------
WARRANTS -- 6.46%
  125,000  Federated Department Stores,
             Inc. WTS C* (Cost $734,513)      1,625,000
                                          -------------
MUTUAL FUNDS -- 4.15%
1,044,134  Fund for Government Investors
             (Cost $1,044,134)                1,044,134
                                          -------------
TOTAL INVESTMENTS -- 100.00%
  (COST $19,174,965)                      $  25,157,701
                                          -------------
                                          -------------

EMERGING GROWTH FUND

------------------------------------------------------
                                           MARKET VALUE
SHARES                                         (NOTE 1)

-------------------------------------------------------
COMMON STOCKS
COMMUNICATIONS PRODUCTS -- 1.05%
   10,000  Remec, Inc.*                   $     196,250
   15,000  Voice Control Systems, Inc.*         118,125
                                          -------------
                                                314,375
                                          -------------
COMPUTER AND BUSINESS
  EQUIPMENT -- 2.29%
   25,000  Larscom, Inc., Class A*              284,375
   14,000  Quantum Corp.*                       400,750
                                          -------------
                                                685,125
                                          -------------
COMPUTER SOFTWARE -- 10.04%
   10,000  Midway Games, Inc.*                  202,500
   44,000  National Data Corp.                1,914,000
   25,000  Planning Sciences
             International*                     300,000
   45,000  Premis Corp.*                        253,125
   25,700  Quadramed Corp.*                     295,550
    5,000  Sonic Solutions*                      33,750
                                          -------------
                                              2,998,925
                                          -------------
COMPUTER SOFTWARE INFORMATION
  PROCESSING -- 5.93%
   36,000  Shared Medical Systems Corp.       1,773,000
                                          -------------
ELECTRONICS -- 1.93%
   28,000  Barringer Technologies, Inc.*        234,500
   20,000  CHS Electronics, Inc.*               342,500
                                          -------------
                                                577,000
                                          -------------
FINANCIAL -- 0.22%
   13,312  Search Capital Group, Inc.*           66,560
                                          -------------
HEALTHCARE PRODUCTS -- 11.86%
  100,000  Angeion Corp.*                       350,000
   50,500  Avigen, Inc.*                        252,500
   60,000  IBAH, Inc.*                          405,000
   80,000  I-STAT Corp. *                     1,900,000
   53,000  KV Pharmaceutical Co., Class
             A *                                636,000
                                          -------------
                                              3,543,500
                                          -------------
HEALTHCARE SERVICES -- 2.41%
   55,500  Cardiovascular Dynamics,
             Inc.*                              721,500
                                          -------------

*NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                       CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

EMERGING GROWTH FUND (CONTINUED)

------------------------------------------------------
                                           MARKET VALUE
SHARES                                         (NOTE 1)

-------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE -- 0.57%
   23,000  Ek Chor China Motorcycle Co.,
             Ltd.                         $     169,625
                                          -------------
LODGING -- 2.42%
   75,000  Candlewood Hotel Co., Inc.*          721,875
                                          -------------
MANUFACTURING -- 1.13%
   31,000  Alyn Corp.*                          337,125
                                          -------------
MERCHANDISING -- 16.91%
  100,000  Charming Shoppes, Inc.*              506,250
  192,000  National Media Corp.*              1,344,000
   70,000  Paul Harris Stores, Inc.*          1,242,500
  382,000  Score Board, Inc. *                  740,125
  286,900  Service Merchandise Co.,
             Inc.*                            1,219,325
                                          -------------
                                              5,052,200
                                          -------------
MISCELLANEOUS -- 0.65%
   25,000  Innotech Inc.*                       193,750
                                          -------------
OIL -- DOMESTIC & CRUDE -- 1.76%
  100,000  Mesa, Inc.*                          525,000
                                          -------------
OIL AND GAS SERVICES -- 5.76%
   65,000  Reading & Bates Corp.*             1,722,500
                                          -------------
SEMICONDUCTORS/COMPONENTS -- 3.77%
   75,000  Sierra Semiconductor Corp.*        1,125,000
                                          -------------
SERVICE -- 4.57%
  140,000  Forensic Technologies
             International Corp.*             1,365,000
                                          -------------
TELECOMMUNICATIONS -- 12.75%
   20,000  Celeritek, Inc.*                     212,500
   22,500  Centigram Communications
             Corp.*                             286,875
   67,500  Hungarian Telephone & Cable
             Co.*                               632,812
   38,000  JPM Co.*                             665,000
   60,000  Metricom, Inc.*                      900,000
   15,000  Superior Telecommunications,
             Inc.*                              305,625
   25,000  Talx Corp.*                          206,250
   75,000  World Access, Inc.*                  600,000
                                          -------------
                                              3,809,062
                                          -------------

EMERGING GROWTH FUND (CONTINUED)

------------------------------------------------------
                                           MARKET VALUE
SHARES                                         (NOTE 1)

-------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORTATION -- 6.86%
   25,000  Hub Group, Inc. Class A*       $     668,750
   45,000  Pittston Burlington Group            900,000
   16,000  World Airways, Inc.*                 130,000
   80,000  Worldcorp, Inc.*                     350,000
                                          -------------
                                              2,048,750
                                          -------------
TOTAL COMMON STOCKS -- 92.88%
  (COST $26,191,392)                         27,749,872
                                          -------------
CONVERTIBLE PREFERRED -- 5.02%
  235,247  Mesa, Inc. 8% Conv. Pfd.
             Class A (Cost $832,541)          1,499,700
                                          -------------
WARRANTS -- 0.13%
   28,000  Barringer Technologies, Inc.
             WTS* (Cost $1,400)                  38,500
                                          -------------
MUTUAL FUNDS -- 1.97%
  588,516  Fund for Government Investors
             (Cost $588,516)                    588,516
                                          -------------
TOTAL INVESTMENTS -- 100.00%
  (COST $27,613,849)                      $  29,876,588
                                          -------------
                                          -------------

*NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                       CAPPIELLO-RUSHMORE TRUST
---------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)

GOLD FUND

------------------------------------------------------
                                            MARKET VALUE
SHARES                                          (NOTE 1)

--------------------------------------------------------
COMMON STOCKS

METALS AND MINING

DOMESTIC -- 43.06%
   35,000  Amax Gold, Inc.*                 $   223,125
   30,000  Battle Mountain Gold Co.             206,250
   16,000  Coeur D'Alene Mines Corp.            242,000
   15,500  Homestake Mining Co.                 220,875
    7,000  Newmont Mining Corp.                 313,250
   20,000  Pegasus Gold, Inc.*                  151,250
   20,000  Santa Fe Pacific Gold Corp.          307,500
   15,500  Stillwater Mining Co.*               280,938
                                            ------------
                                              1,945,188
                                            ------------
FOREIGN -- 52.46%
   16,000  Agnico Eagle Mines, Ltd.             224,000
    6,000  ASA, Ltd.                            208,500
   15,000  Ashanti Goldfields, Ltd.             185,625
    7,000  Barrick Gold Corp.                   201,250
   18,000  Cambior, Inc.                        263,250
   34,000  Echo Bay Mines, Ltd.                 225,250
   35,000  Kinross Gold Corp.*                  249,375
   60,000  Miramar Mining Corp.*                262,500
   10,000  Placer Dome, Inc.                    217,500
  105,000  Rea Gold Corp.*                      137,812
   60,000  Royal Oak Mines, Inc.*               195,000
                                            ------------
                                              2,370,062
                                            ------------
TOTAL COMMON STOCKS -- 95.52%
  (COST $4,709,690)                           4,315,250
                                            ------------
MUTUAL FUNDS -- 4.48%
  202,577  Fund for Government Investors
             (Cost $202,577)                    202,577
                                            ------------
TOTAL INVESTMENTS -- 100.00%
  (COST $4,912,267)                         $ 4,517,827
                                            ------------
                                            ------------

*NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                UTILITY                  EMERGING
                              INCOME FUND  GROWTH FUND  GROWTH FUND   GOLD FUND

ASSETS
  Securities at Value (Note
    1, see portfolios for
    cost information).......  $11,126,059  $25,157,701  $29,876,588  $4,517,827
  Receivable for Securities
    Sold....................    382,725    1,430,621      213,843        13,612
  Receivable for Shares
    Sold....................      3,227      187,602       37,624         5,095
  Dividends Receivable......     75,115       16,023        7,560            --
  Interest Receivable.......        113        8,180        2,229         1,353
  Cash in Custodian Bank....         --           --           --           797
                              -----------  -----------  -----------  -----------
    Total Assets............  11,587,239   26,800,127   30,137,844    4,538,684
                              -----------  -----------  -----------  -----------

LIABILITIES
  Investment Advisory Fee
    Payable.................      3,389       11,719       13,252         2,762
  Administration Fee
    Payable.................     21,252       70,648       86,635        12,271
  Liability for Shares
    Redeemed................    198,308    2,414,897    1,236,347        98,705
  Dividends Payable.........     14,665          145        1,941            --
                              -----------  -----------  -----------  -----------
    Total Liabilities.......    237,614    2,497,409    1,338,175       113,738
                              -----------  -----------  -----------  -----------
NET ASSETS..................  $11,349,625  $24,302,718  $28,799,669  $4,424,946
                              -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------
SHARES OUTSTANDING..........  1,087,116    1,425,119    2,156,035       515,943
                              -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------
NET ASSET VALUE PER SHARE...     $10.44       $17.05       $13.36         $8.58
                              -----------  -----------  -----------  -----------
                              -----------  -----------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE SIX MONTHS ENDED DECEMBER 31, 1996              CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                    UTILITY                      EMERGING
                                  INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND

INVESTMENT INCOME
  Interest.....................    $   3,494      $  58,578      $  24,409     $  14,087
  Dividends....................      371,590        132,623         36,251        10,029
                                 -------------  -------------  -------------  -----------
    Total Investment Income....      375,084        191,201         60,660        24,116
                                 -------------  -------------  -------------  -----------

EXPENSES
  Investment Advisory Fee (Note
    2).........................       22,132         70,419         92,999        19,145
  Administrative Fee (Note
    2).........................       44,264        140,838        185,999        27,350
                                 -------------  -------------  -------------  -----------
    Total Expenses.............       66,396        211,257        278,998        46,495
                                 -------------  -------------  -------------  -----------
NET INVESTMENT INCOME (LOSS)...      308,688        (20,056)      (218,338)      (22,379)
                                 -------------  -------------  -------------  -----------
Net Realized Gain (Loss) on
   Investment Transactions.....      388,436        190,173      1,010,402       (45,879)
Net Change in Unrealized
   Appreciation (Depreciation)
   of Investments..............     (621,574)      (807,242)    (3,038,590)     (747,620)
                                 -------------  -------------  -------------  -----------
NET LOSS ON INVESTMENTS........     (233,138)      (617,069)    (2,028,188)     (793,499)
                                 -------------  -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..................    $  75,550      $(637,125)    ($2,246,526)   $(815,878)
                                 -------------  -------------  -------------  -----------
                                 -------------  -------------  -------------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  UTILITY
                                                INCOME FUND               GROWTH FUND

                                                FOR THE SIX MONTHS ENDED DECEMBER 31,


                                             1996         1995         1996         1995
                                          -----------  -----------  -----------  -----------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $   308,688  $   458,039  $   (20,056) $   (22,632)
  Net Realized Gains on Investment
    Transactions........................      388,436      338,976      190,173      933,898
  Net Change in Unrealized Appreciation
    (Depreciation)
    of Investments......................     (621,574)   1,895,137     (807,242)   1,542,323
                                          -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................       75,550    2,692,152     (637,125)   2,453,589
                                          -----------  -----------  -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............     (318,212)    (459,010)          --           --
  From Net Realized Gain on
    Investments.........................           --           --     (890,035)          --
                                          -----------  -----------  -----------  -----------
    Total Distributions to
      Shareholders......................     (318,212)    (459,010)    (890,035)          --
                                          -----------  -----------  -----------  -----------

FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    1,966,515   17,225,638   13,484,967   20,114,394
  Reinvestment of Distributions.........      268,048      354,025      862,636           --
  Cost of Shares Redeemed...............   (5,748,405) (15,545,212) (20,294,641) (15,192,051)
                                          -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................   (3,513,842)   2,034,451   (5,947,038)   4,922,343
                                          -----------  -----------  -----------  -----------

    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................   (3,756,504)   4,267,593   (7,474,198)   7,375,932

NET ASSETS -- Beginning of Period.......   15,106,129   17,150,849   31,776,916   19,336,655
                                          -----------  -----------  -----------  -----------
NET ASSETS -- End of Period.............  $11,349,625  $21,418,442  $24,302,718  $26,712,587
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------

SHARES
  Sold..................................      191,153    1,733,435      792,370    1,244,259
  Issued in Reinvestment of
    Distributions.......................       26,249       34,642       50,329           --
  Redeemed..............................     (555,063)  (1,589,311)  (1,196,064)    (941,432)
                                          -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Shares...     (337,661)     178,766     (353,365)     302,827
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         EMERGING
                                                                       GROWTH FUND                      GOLD FUND

                                                                          FOR THE SIX MONTHS ENDED DECEMBER 31,


                                                                   1996            1995            1996            1995
                                                              --------------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss.......................................     $  (218,338)    $  (244,315)    $   (22,379)    $   (21,502)
  Net Realized Gains (Losses) on Investment Transactions....       1,010,402       1,069,454         (45,879)       (135,262)
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments.............................................      (3,038,590)       (134,464)       (747,620)       (329,492)
                                                              --------------  --------------  --------------  --------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................      (2,246,526)        690,675        (815,878)       (486,256)
                                                              --------------  --------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income................................              --              --              --              --
  From Net Realized Gain on Investments.....................      (5,065,773)       (344,884)             --              --
                                                              --------------  --------------  --------------  --------------
    Total Distributions to Shareholders.....................      (5,065,773)       (344,884)             --              --
                                                              --------------  --------------  --------------  --------------

FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.........................      35,551,978      88,073,655      16,774,063      11,138,137
  Reinvestment of Distributions.............................       4,753,756         291,283              --              --
  Cost of Shares Redeemed...................................     (49,179,261)    (76,553,921)    (17,655,619)    (11,441,605)
                                                              --------------  --------------  --------------  --------------
    Net Increase (Decrease) in Net Assets Resulting from
      Share Transactions....................................      (8,873,527)     11,811,017        (881,556)       (303,468)
                                                              --------------  --------------  --------------  --------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS.................     (16,185,826)     12,156,808      (1,697,434)       (789,724)

NET ASSETS -- Beginning of Period...........................      44,985,495      36,605,776       6,122,380       6,795,855
                                                              --------------  --------------  --------------  --------------
NET ASSETS -- End of Period.................................     $28,799,669     $48,762,584     $ 4,424,946     $ 6,006,131
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

SHARES
  Sold......................................................       2,194,314       5,306,197       1,743,147       1,173,445
  Issued in Reinvestment of Distributions...................         359,045          18,518              --              --
  Redeemed..................................................      (3,044,404)     (4,671,551)     (1,843,630)     (1,204,631)
                                                              --------------  --------------  --------------  --------------
    Net Increase (Decrease) in Shares.......................        (491,045)        653,164        (100,483)        (31,186)
                                                              --------------  --------------  --------------  --------------
                                                              --------------  --------------  --------------  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                        UTILITY INCOME FUND

                                                                 FOR THE SIX                                             FOR THE
                                                                 MONTHS ENDED       FOR THE YEAR ENDED JUNE 30,        PERIOD ENDED
                                                                 DECEMBER 31,   ------------------------------------     JUNE 30,
                                                                     1996          1996         1995         1994         1993*
                                                                 ------------   ----------   ----------   ----------   ------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value -- Beginning of Period.........................    $10.60         $9.24        $8.39       $10.82        $10.00
                                                                 ------------   ----------   ----------   ----------   ------------
Income from Investment Operations:
  Net Investment Income........................................     0.269         0.489        0.555        0.527         0.255
  Net Realized and Unrealized Gains (Losses) on Securities.....    (0.153)        1.391        0.846       (2.421)        0.820
                                                                 ------------   ----------   ----------   ----------   ------------
    Total from Investment Operations...........................     0.116         1.880        1.401       (1.894)        1.075
                                                                 ------------   ----------   ----------   ----------   ------------
Distributions to Shareholders:
  From Net Investment Income...................................    (0.276)       (0.520)      (0.551)      (0.525)       (0.255)
  From Net Realized Capital Gains..............................        --            --           --       (0.011)           --
                                                                 ------------   ----------   ----------   ----------   ------------
    Total Distributions to Shareholders........................    (0.276)       (0.520)      (0.551)      (0.536)       (0.255)
                                                                 ------------   ----------   ----------   ----------   ------------
Net Increase (Decrease) in Net Asset Value.....................     (0.16)         1.36         0.85        (2.43)         0.82
                                                                 ------------   ----------   ----------   ----------   ------------
Net Asset Value -- End of Period...............................    $10.44        $10.60        $9.24        $8.39        $10.82
                                                                 ------------   ----------   ----------   ----------   ------------
                                                                 ------------   ----------   ----------   ----------   ------------

TOTAL INVESTMENT RETURN........................................      1.17%(A)     20.60%       16.62%      (18.18)%        9.98%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses.....................................................      1.05%(B)      1.05%        1.05%        1.05%         1.05%(B)
  Net Investment Income........................................      4.88%(B)      4.82%        6.26%        5.21%         3.31%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate......................................      7.42%        45.11%      147.04%       26.13%        15.93%
  Net Assets at End of Period (000's omitted)..................   $11,350       $15,106      $17,151       $9,117        $8,415
  Number of Shares Outstanding at End of Period (000's
    omitted)...................................................     1,087         1,425        1,855        1,086           778
  Average Commission Rate Paid.................................   $0.0525(C)

   -------------------------------------------------------------------

     (A) Total Investment Return for periods of less than one year are not annualized.

     (B) Annualized.

     (C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

   *FROM COMMENCEMENT OF OPERATIONS OCTOBER 6, 1992.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          GROWTH FUND

                               FOR THE SIX                                             FOR THE
                               MONTHS ENDED       FOR THE YEAR ENDED JUNE 30,        PERIOD ENDED
                               DECEMBER 31,   ------------------------------------     JUNE 30,
                                   1996          1996         1995         1994         1993*
                               ------------   ----------   ----------   ----------   ------------
PER SHARE OPERATING
  PERFORMANCE:
  Net Asset Value --
    Beginning of Period......    $17.87        $14.64       $11.05       $10.63        $10.00
                               ------------   ----------   ----------   ----------   ------------
  Income from Investment
    Operations:
    Net Investment Income
      (Loss).................    (0.014)       (0.069)       0.014       (0.021)        0.012
    Net Realized and
      Unrealized Gains
      (Losses) on
      Securities.............    (0.217)        3.299        3.593        0.444         0.620
                               ------------   ----------   ----------   ----------   ------------
      Total from Investment
        Operations...........    (0.231)        3.230        3.607        0.423         0.632
                               ------------   ----------   ----------   ----------   ------------
  Distributions to
    Shareholders:
    From Net Investment
      Income.................        --            --       (0.017)      (0.003)       (0.002)
    From Net Realized Capital
      Gains..................    (0.589)           --           --           --            --
                               ------------   ----------   ----------   ----------   ------------
      Total Distributions to
        Shareholders.........    (0.589)           --       (0.017)      (0.003)       (0.002)
                               ------------   ----------   ----------   ----------   ------------
  Net Increase (Decrease) in
    Net Asset Value..........     (0.82)         3.23         3.59         0.42          0.63
                               ------------   ----------   ----------   ----------   ------------
  Net Asset Value -- End of
    Period...................    $17.05        $17.87       $14.64       $11.05        $10.63
                               ------------   ----------   ----------   ----------   ------------
                               ------------   ----------   ----------   ----------   ------------

TOTAL INVESTMENT RETURN......     (1.31)%(A)    22.06%       32.65%        3.99%         6.34%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses...................      1.50%(B)      1.50%        1.50%        1.50%         1.50%(B)
  Net Investment Income
    (Loss)...................     (0.14)%(B)    (0.41)%       0.12%       (0.18)%        0.17%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate....     22.89%        74.50%       70.89%      119.03%        21.13%
  Net Assets at End of Period
    (000's omitted)..........   $24,303       $31,777      $19,337       $9,993        $3,165
  Number of Shares
    Outstanding at End of
    Period (000's omitted)...     1,425         1,778        1,321          904           298
  Average Commission Rate
    Paid.....................   $0.0469(C)

   -------------------------------------------------------------------

     (A) Total Investment Return for periods of less than one year are not annualized.

     (B) Annualized.

     (C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

   *FROM COMMENCEMENT OF OPERATIONS OCTOBER 6, 1992.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        EMERGING GROWTH FUND

                                                                 FOR THE SIX                                             FOR THE
                                                                 MONTHS ENDED       FOR THE YEAR ENDED JUNE 30,        PERIOD ENDED
                                                                 DECEMBER 31,   ------------------------------------     JUNE 30,
                                                                     1996          1996         1995         1994         1993*
                                                                 ------------   ----------   ----------   ----------   ------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period.......................    $16.99        $14.96       $10.41       $11.32        $10.00
                                                                 ------------   ----------   ----------   ----------   ------------
  Income from Investment Operations:
    Net Investment Loss........................................    (0.101)       (0.161)      (0.075)      (0.104)       (0.050)
    Net Realized and Unrealized Gains (Losses) on Securities...    (0.864)        2.300        4.625       (0.686)        1.377
                                                                 ------------   ----------   ----------   ----------   ------------
      Total from Investment Operations.........................    (0.965)        2.139        4.550       (0.790)        1.327
                                                                 ------------   ----------   ----------   ----------   ------------
  Distributions to Shareholders:
    From Net Investment Income.................................        --            --           --           --            --
    From Net Realized Capital Gains............................    (2.665)       (0.109)          --       (0.120)       (0.007)
                                                                 ------------   ----------   ----------   ----------   ------------
      Total Distributions to Shareholders......................    (2.665)       (0.109)          --       (0.120)       (0.007)
                                                                 ------------   ----------   ----------   ----------   ------------
  Net Increase (Decrease) in Net Asset Value...................     (3.63)         2.03         4.55        (0.91)         1.32
                                                                 ------------   ----------   ----------   ----------   ------------
  Net Asset Value -- End of Period.............................    $13.36        $16.99       $14.96       $10.41        $11.32
                                                                 ------------   ----------   ----------   ----------   ------------
                                                                 ------------   ----------   ----------   ----------   ------------

TOTAL INVESTMENT RETURN........................................     (5.54)%(A)    14.36%       43.71%       (7.31)%       13.35%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses.....................................................      1.50%(B)      1.50%        1.50%        1.50%         1.50%(B)
  Net Investment Loss..........................................     (1.17)%(B)    (0.98)%      (0.61)%      (0.85)%       (0.63)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate......................................     45.53%       121.22%       96.11%      128.13%        67.90%
  Net Assets at End of Period (000's omitted)..................   $28,800       $44,985      $36,606      $18,133       $ 4,750
  Number of Shares Outstanding at End of Period (000's
    omitted)...................................................     2,156         2,647        2,447        1,742           420
  Average Commission Rate Paid.................................   $0.0375(C)

   -------------------------------------------------------------------

     (A) Total Investment Return for periods of less than one year are not annualized.

     (B) Annualized.

     (C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

   *FROM COMMENCEMENT OF OPERATIONS OCTOBER 6, 1992.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                    GOLD FUND

                                                                              FOR THE SIX    FOR THE YEAR ENDED JUNE     FOR THE
                                                                              MONTHS ENDED             30,             PERIOD ENDED
                                                                              DECEMBER 31,   -----------------------     JUNE 30,
                                                                                  1996          1996         1995         1994*
                                                                              ------------   ----------   ----------   ------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period....................................     $9.93         $9.89        $9.52        $10.00
                                                                              ------------   ----------   ----------   ------------
  Income from Investment Operations:
    Net Investment Loss.....................................................    (0.043)       (0.060)      (0.047)       (0.008)
    Net Realized and Unrealized Gains (Losses) on Securities................    (1.307)        0.100        0.417        (0.472)
                                                                              ------------   ----------   ----------   ------------
      Total from Investment Operations......................................    (1.350)        0.040        0.370        (0.480)
                                                                              ------------   ----------   ----------   ------------
  Distributions to Shareholders:
    From Net Investment Income..............................................        --            --           --            --
    From Net Realized Capital Gains.........................................        --            --           --            --
                                                                              ------------   ----------   ----------   ------------
      Total Distributions to Shareholders...................................        --            --           --            --
                                                                              ------------   ----------   ----------   ------------
  Net Increase (Decrease) in Net Asset Value................................     (1.35)         0.04         0.37         (0.48)
                                                                              ------------   ----------   ----------   ------------
  Net Asset Value -- End of Period..........................................     $8.58         $9.93        $9.89         $9.52
                                                                              ------------   ----------   ----------   ------------
                                                                              ------------   ----------   ----------   ------------

TOTAL INVESTMENT RETURN.....................................................    (13.60)%(A)     0.40%        3.89%        (4.80)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................................................      1.70%(B)      1.70%        1.70%         1.68%(B)
  Net Investment Loss.......................................................     (0.82)%(B)    (0.59)%      (0.51)%       (0.25)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................................     62.70%        59.06%       51.23%        22.85%
  Net Assets at End of Period (000's omitted)...............................    $4,425        $6,122       $6,796        $6,395
  Number of Shares Outstanding at End of Period (000's omitted).............       516           616          687           672
  Average Commission Rate Paid..............................................   $0.0511(C)

   -------------------------------------------------------------------

     (A) Total Investment Return for periods of less than one year are not annualized.

     (B) Annualized.

     (C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

   *FROM COMMENCEMENT OF OPERATIONS MARCH 7, 1994.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

    Cappiello-Rushmore Trust ("Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end investment company and is authorized to issue an unlimited number of shares. The Trust consists of four separate portfolios ("Funds"), each with a different investment objective. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Funds follow:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Funds' securities in good faith. The trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Funds' instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually in the Growth, Emerging Growth and Gold Funds and quarterly in the Utility Income Fund. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) For Federal income tax purposes, each Fund of the Trust is treated as a separate corporation. Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute all net investment income and realized capital gains to their shareholders. If for some reason one or more Funds fails to qualify as a regulated investment company, the Investment Adviser and Administrator will indemnify the Fund. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by McCullough, Andrews and Cappiello, Inc., (the "Adviser"). Under an agreement with the Adviser, the Trust pays a fee at the annual rate of 0.50% of the daily net assets of the Growth and Emerging Growth Funds, 0.70% of the daily net assets of the Gold Fund and 0.35% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Adviser.

    The Trust has contracted with Money Management Associates (the "Administrator") to provide Administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and 0.70% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Administrator.

    Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets.

    Each fund of the Trust invests excess cash in Fund for Government Investors, a money market mutual fund. Certain Officers and Trustees of Fund for Government Investors are affiliated with the Trust.

3. Securities Transactions

    For the period ended December 31, 1996, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                            UTILITY                      EMERGING
                                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
                                                         -------------  -------------  -------------  -----------
Purchases..............................................   $   911,950    $ 5,809,268    $16,277,876    $3,038,620
                                                         -------------  -------------  -------------  -----------
Sales..................................................   $ 3,687,987    $11,755,113    $28,390,678    $3,519,495
                                                         -------------  -------------  -------------  -----------

DECEMBER 31, 1996                                       CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------

4. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation (depreciation) as of December 31, 1996, based on the cost for Federal income tax purposes is as follows:

                                                            UTILITY                      EMERGING
                                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
                                                         -------------  -------------  -------------  -----------
Gross Unrealized Appreciation..........................   $ 1,327,580    $ 7,515,608    $ 6,655,249    $ 178,013
Gross Unrealized Depreciation..........................       (71,155)    (1,532,872)    (4,934,498)    (817,900)
                                                         -------------  -------------  -------------  -----------
Net Unrealized Appreciation (Depreciation).............   $ 1,256,425    $ 5,982,736    $ 1,720,751    $(639,887)
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------
Cost of Investments for Federal Income Tax Purposes....   $ 9,869,634    $19,174,965    $28,155,837    $5,157,714
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------

5. Net Assets

    At December 31, 1996, net assets consisted of the following:

                                                            UTILITY                      EMERGING
                                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
                                                         -------------  -------------  -------------  -----------
Paid-in-Capital........................................   $10,322,039    $16,894,381    $24,661,006    $4,749,026
Undistributed Net Investment Income (Loss).............           599        (20,056)      (218,338)     (22,379)
Accumulated Net Realized Gain (Loss) on Investments....      (260,463)     1,445,657      2,094,262       92,739
Net Unrealized Appreciation (Depreciation) on
  Investments..........................................     1,287,450      5,982,736      2,262,739     (394,440)
                                                         -------------  -------------  -------------  -----------
Net Assets.............................................   $11,349,625    $24,302,718    $28,799,669    $4,424,946
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------

6. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and realized gains/(losses) are reclassified to paid-in-capital. As of June 30, 1996, net investment losses were reclassified to paid-in-capital as follows:

                                                            UTILITY                      EMERGING
                                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
                                                         -------------  -------------  -------------  -----------
Reduction of paid-in-capital...........................           --      $ 113,708      $ 498,532     $  44,769

    At June 30, 1996, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                            UTILITY                      EMERGING
EXPIRES JUNE 30,                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
-------------------------------------------------------  -------------  -------------  -------------  -----------
1998...................................................    $      --      $      --      $      --     $1,010,282
1999...................................................           --             --        657,715            --
2000...................................................           --             --             --       434,866
2001...................................................           --             --        287,195       281,566
2002...................................................           --             --             --            --
2003...................................................      617,886             --             --            --
                                                         -------------  -------------  -------------  -----------
      Total............................................    $ 617,886      $      --      $ 944,910     $1,726,714
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------

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                                               CAPPIELLO-RUSHMORE
                                                     TRUST

                                                 Semi-Annual Report

                     -----------------------------------------------------------
                                                     December 31, 1996